Financial investments - Summary of credit quality and maximum exposure to credit risk (Detail) - Debt instruments measured at fair value through other comprehensive income [member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	17,629,787		S/ 17,902,352
Stage 1 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 1 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	16,733,281		17,690,212
Stage 2 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 2 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	896,506		212,140
Stage 3 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 3 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,917,827		7,051,739
High grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,917,827		7,051,739
High grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
High grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	15,711,960		10,670,412
Standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	14,815,454		10,638,473
Standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	896,506		S/ 31,939
Standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	S/ 180,201
Sub-standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	S/ 180,201
Sub-standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk